Cost, Gross Unrealized Holding Gains and Losses and Fair Value by Type of Available-for-Sale Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, Cost / Amortized cost	¥ 105,482	¥ 95,452
Available-for-sale, Gross unrealized holding gains	53,498	46,539
Available-for-sale, Gross unrealized holding losses	210	1,126
Available-for-sale, Fair value	158,770	140,865
Debt securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, Cost / Amortized cost	5
Available-for-sale, Gross unrealized holding losses	0
Available-for-sale, Fair value	¥ 5